January 30, 2002

VIA EDGAR

The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Subject: Nationwide VLI Separate Account - 3 of
         Nationwide Life Insurance Company
         SEC File No.  33-44296
         CIK No. 0000866064

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act") and on behalf of the Nationwide VLI Separate Account - 3 (the "Variable Account") and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 17 to the Registration Statement for the Company and the Variable Account which became effective January 25, 2002.

Please contact the undersigned at (614) 249-6567 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY


/s/Linda G. Barnes

Linda G. Barnes
Sr. Compliance Analyst